Unaudited Condensed Statements of Cash Flows - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Cash Flows from Operating Activities:
Net income (loss)	$ (63,421)	$ 2,185,631	$ 2,022,720
Adjustments to reconcile net income to net cash used in operating activities:
Interest income on Trust Account		(3,048,031)	(2,637,749)
Changes in operating assets and liabilities:
Prepaid expenses	(70,000)	(9,483)	(113,240)
Due from related party		8,026	(8,026)
Accounts payable	649	23,207	12,350
Accrued expenses	21,263	189,372	75,000
Administrative service fee payable – related party		15,824
Net cash used in operating activities	(111,509)	(635,454)	(648,945)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(172,500,000)
Net cash used in investing activities			(172,500,000)
Cash Flows from Financing Activities:
Proceeds from sale of Public Units			150,000,000
Proceeds from exercise of over-allotment option			22,500,000
Proceeds from sale of Private Placement Units, net of subscription note receivable			4,150,000
Payment of underwriter fees and commissions			(1,575,000)
Proceeds from Sponsor for purchase of Class B ordinary shares	25,000		25,000
Proceeds from promissory note – related party	121,210		154,522
Payment of promissory note – related party			(154,522)
Payment of offering costs	(34,701)		(288,013)
Net cash provided by financing activities	111,509		174,811,987
Net change in cash		(635,454)	1,663,042
Cash – beginning of period		1,663,042
Cash – end of period		1,027,588	1,663,042
Supplemental disclosure of non-cash investing and financing activities:
Remeasurement of Class A ordinary shares to redemption value		3,048,031	13,889,978
Increase to deferred underwriting commissions due to exercise of over-allotment option		675,000
Deferred offering costs included in accrued offering costs	$ 25,000
Sponsor’s transfer of non-managing membership interests to investors			$ 12,765,331